Long-Term Investments, Net - Schedule of Long Term Investments, Net (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Schedule of Long Term Investments, Net [Line Items]
Long-term investments, net		$ 104,142
Beijing Hengyueda Health Information Technology Ltd [Member]
Schedule of Long Term Investments, Net [Line Items]
Long-term investments, net	[1]	73,438
Xinjiang BaiJiaYun {Member]
Schedule of Long Term Investments, Net [Line Items]
Long-term investments, net	[2]	$ 30,704

[1]	In November 2025, BaiJia Cloud Technology entered into an agreement with a third party company to establish a joint venture, Beijing Hengyueda Health Information Technology Ltd, (“Hengyueda”) in which BaiJia Cloud Technology holds 40% interest. The Company applies the equity method of accounting to account for the investment in Hengyueda as the Company obtained significant influence by the rights to nominate one board member out of three. Hengyueda is engaged in providing services in wellness industry.
[2]	See Note 4.